Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	DAILY INCOME FUND
Prospectus Date	rr_ProspectusDate	Jul. 27, 2012
Investor Class | Municipal Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Summary of the Investor Shares of the Municipal Portfolio
Objective [Heading]	rr_ObjectiveHeading	: Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective of the Municipal Portfolio is to seek as high a level of tax-exempt current income to the extent consistent with the preservation of capital and the maintenance of liquidity.
Expense [Heading]	rr_ExpenseHeading	: Fees and Expenses of the Municipal Portfolio
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold Investor Shares of the Municipal Portfolio.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	SHAREHOLDER FEES (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Other Expenses for the current fiscal year are estimated as the Investor Shares of the Municipal Portfolio are not currently active.
Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLE
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Investor Shares of the Municipal Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Investor Shares of the Municipal Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Investor Shares of the Municipal Portfolio's operating expenses remain the same (taking into account the Expense Cap for year one). Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	: Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund seeks to maintain investment portfolios with a dollar-weighted average maturity of 60 days or less, to value its investment portfolios at amortized cost and maintain a net asset value of $1.00 per share. The Municipal Portfolio seeks to achieve its objective by investing at least 80% of its net assets in obligations issued by states, territories and possessions of the United States and its political subdivisions, public authorities and other entities authorized to issue debt, including Participation Certificates therein the interest on which is exempt from regular federal income tax. For purposes of this test only, net assets include borrowings for investment purposes. The Fund will provide shareholders with at least 60 days' prior notice of any change in this policy. The maturities of variable rate demand instruments held in the Portfolio will be deemed to be the longer of the period required before the Portfolio is entitled to receive payment of the principal amount of the instrument through demand, or the period remaining until the next interest rate adjustment, although the stated maturities may be in excess of 397 days.

		The Fund's investment manager considers the following factors when buying and selling securities for the Portfolio: (i) the availability of cash, (ii) redemption requests, (iii) yield management, and (iv) credit management. Yield management is where the investment manager considers the overall yield of the Fund and how an individual purchase would impact the yield of the Fund, against the backdrop of the Fund's overall investment objective. Credit management is where the investment manager considers the overall credit quality of the Fund and how an individual purchase would impact the credit quality of the Fund, against the backdrop of the Fund's overall investment objective.
Risk [Heading]	rr_RiskHeading	: Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
  Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.
  The value of the Fund's shares and the securities held by the Fund can each decline in value.
  The amount of income the Fund generates will vary with changes in prevailing interest rates.
  The payment of interest and preservation of capital are dependent upon the continuing ability of issuers to meet payment obligations.
  An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (the "FDIC") or any other governmental agency.
  The Municipal Portfolio invests in municipal debt obligations. The value of these municipal obligations may be affected by uncertainties in the municipal debt market related to taxation. In addition, the payment of interest and preservation of capital are dependent upon the continuing ability of issuers and/or obligors of state, municipal and public authority debt obligations to meet these payment obligations.
  Because the Municipal Portfolio may invest in Participation Certificates, investors should understand the characteristics of the banking industry and the risks that such investments entail. Adverse changes in economic and regulatory developments affecting the banking industry could affect the ability of the banks to meet their obligations. Such adverse economic changes may include substantial losses on loans, increases in non-performing assets and charge-offs and declines in total deposits. The activities of U.S. banks and most foreign banks are subject to comprehensive regulations which, in the case of U.S. regulations, have undergone substantial changes in the past decade and are currently subject to legislative and regulatory scrutiny. The enactment of new legislation or regulations, as well as changes in interpretation and enforcement of current laws, may affect the manner of operations and profitability of U.S. and foreign banks. Significant developments in the U.S. banking industry have included increased competition from other types of financial institutions, increased acquisition activity and geographic expansion. Banks may be particularly susceptible to certain economic factors, such as interest rate changes and adverse developments in the market for real estate. Fiscal and monetary policy and general economic cycles can affect the availability and cost of funds, loan demand and asset quality and thereby impact the earnings and financial conditions of banks.

Risk Lose Money [Text]	rr_RiskLoseMoney	Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.
Risk Money Market Fund [Text]	rr_RiskMoneyMarketFund
  Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.
  The value of the Fund's shares and the securities held by the Fund can each decline in value.
  The amount of income the Fund generates will vary with changes in prevailing interest rates.
  An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (the "FDIC") or any other governmental agency.

Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (the "FDIC") or any other governmental agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	: Risk/Return Bar Chart and Table
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following performance information provides some indication of the risks of investing in the Investor Shares of the Municipal Portfolio. The bar chart shows changes in the average annual total returns of the Institutional Shares of the Municipal Portfolio's performance from year to year. The table shows the Institutional Shares of the Municipal Portfolio's average annual total returns for the one year, five year and since inception periods. The historical performance of the Institutional Shares, which are not offered in this prospectus, is used to calculate the performance for the Investor Shares which are not currently active. All of the classes of the Municipal Portfolio's shares are invested in the same portfolio of securities. The annual returns of the different classes of shares will differ only to the extent that the expenses of the classes differ. The actual performance of the Investor Shares would have been lower than the Institutional Shares performance due to their higher fees and expenses. While analyzing this information, please note that the Portfolio's past performance is not an indication of how the Portfolio will perform in the future. The current 7-day yield for the Investor Shares of the Municipal Portfolio will be available once the shares are active by calling the Fund toll free at (800) 433-1918.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following performance information provides some indication of the risks of investing in the Investor Shares of the Municipal Portfolio. The bar chart shows changes in the average annual total returns of the Institutional Shares of the Municipal Portfolio's performance from year to year.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	While analyzing this information, please note that the Portfolio's past performance is not an indication of how the Portfolio will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Municipal Portfolio - Institutional Shares % Total Return Calendar Year End
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	As of June 30, 2012, the Municipal Portfolio Institutional Shares had a year-to-date return of 0.01%.

The Municipal Portfolio Institutional Shares' highest quarterly return was 0.91% for the quarter ended June 30, 2007; the lowest quarterly return was 0.00% for the quarter ended December 31, 2011.

		Investors purchasing or redeeming shares through a Participating Organization may be charged a fee in connection with such service and, therefore, the net return to such investors may be less than the net return by investing in the Fund directly.
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns - For the period ended December 31, 2011
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	The returns shown above are those of the Institutional Shares of the Municipal Portfolio which are not offered in this prospectus. The Institutional Shares and the Investor Shares would have substantially similar annual returns because the shares are invested in the same portfolio of securities, however, annual returns of the Investor Shares would be lower than returns for Institutional Shares because Institutional Shares have lower fees and expenses.
Money Market Seven Day Yield Phone	rr_MoneyMarketSevenDayYieldPhone	(800) 433-1918
Investor Class | Municipal Portfolio | Investor Shares
Risk/Return:	rr_RiskReturnAbstract
Sales Charge (Load) Imposed on Purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.12%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.45%
Other Expenses (includes Administration Fees listed below)	rr_OtherExpensesOverAssets	0.20%	[1]
Administration Fees	rr_Component1OtherExpensesOverAssets	0.05%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.77%
Fee Waivers	rr_FeeWaiverOrReimbursementOverAssets	0.02%	[2]
Total Annual Fund Operating Expenses After Fee Waivers	rr_NetExpensesOverAssets	0.75%
1 Year	rr_ExpenseExampleYear01	77
3 Years	rr_ExpenseExampleYear03	244
5 Years	rr_ExpenseExampleYear05	426
10 Years	rr_ExpenseExampleYear10	952
Investor Class | Municipal Portfolio | Institutional Shares
Risk/Return:	rr_RiskReturnAbstract
2007	rr_AnnualReturn2007	2.80%
2008	rr_AnnualReturn2008	2.35%
2009	rr_AnnualReturn2009	0.64%
2010	rr_AnnualReturn2010	0.22%
2011	rr_AnnualReturn2011	0.06%
Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun. 30, 2012
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	0.01%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest quarterly return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2007
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	0.91%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest quarterly return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	0.00%
One Year	rr_AverageAnnualReturnYear01	0.06%
Five Year	rr_AverageAnnualReturnYear05	1.21%
Since Inception	rr_AverageAnnualReturnSinceInception	1.26%	[3]

[1]	Other Expenses for the current fiscal year are estimated as the Investor Shares of the Municipal Portfolio are not currently active.
[2]	The Manager and its affiliates have voluntarily agreed to waive their fees so that the total fund operating expenses paid by the Municipal Portfolio's Investor Shares (after voluntary waivers) will not exceed 0.75% (the "Expense Cap") up to the date of the Portfolio's next effective Prospectus. While the Manager and its affiliates currently do not anticipate terminating or increasing these arrangements prior to the date of the Portfolio's next effective Prospectus, these arrangements may only be terminated or the Expense Cap be increased with the approval of the Daily Income Fund's Board of Trustees.
[3]	The inception date for the Municipal Portfolio's Institutional Shares was October 30, 2006.